EARNINGS PER SHARE (Details) - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Earnings Per Share [Abstract]
Net income (loss)	$ (202,101)	$ (40,551)
Weighted average number of shares outstanding - basic (in shares)	143,278	143,687
Dilutive effect of share options (in shares)	0	0
Weighted average number of shares outstanding - diluted (in shares)	143,278	143,687